Offerings - Offering: 1	May 12, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Ameren Corporation's Common Stock, $.01 par value per share
Amount Registered | shares	6,382,978
Proposed Maximum Offering Price per Unit	94.00
Maximum Aggregate Offering Price	$ 599,999,932.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 91,859.99
Offering Note	(1a) These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" exhibit in Ameren Corporation's Registration Statement on Form S-3 (File No. 333-274977), which was filed on October 13, 2023. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. (1b) Includes 832,562 shares of Common Stock, par value $.01 per share, of Ameren Corporation issuable upon exercise of the underwriters' option.